General Information (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other current receivables	$ 506,711,173	$ 446,486,753
Inventories	459,384,555	425,728,432
Total current assets	1,771,266,840	1,601,683,087
Property, plant and equipment (net)	1,522,708,449	1,273,987,695	$ 1,356,846,302
Intangible assets other tan goodwill	244,632,721	153,123,207	$ 172,389,672
Right of use assets	45,017,172	35,745,221
Total non-current assets	2,218,450,150	1,822,263,193
Total Assets	3,989,716,990	3,423,946,280
Current lease liabilities	9,451,551	7,142,360
Trade and other current payables	514,887,185	434,974,163
Other current liabilities	874,028	258,226
Total current liabilities	860,006,211	687,482,634
Non-current lease liabilities	39,782,317	34,061,739
Deferred taxes liabilities	127,956,679	86,356,895
Total non-current liabilities	1,457,195,469	1,399,081,065
Total Liabilities	2,317,201,680	2,086,563,699
Non-controlling interests	147,332,125	$ 119,017,799
AV S.A. [Member]
IfrsStatementLineItems [Line Items]
Trade and other current receivables	5,935,199
Inventories	5,053,629
Other current assets	819,009
Total current assets	11,807,837
Property, plant and equipment (net)	6,621,135
Intangible assets other tan goodwill	12,264,118
Right of use assets	119,480
Total non-current assets	19,004,733
Total Assets	30,812,570
Current lease liabilities	59,618
Trade and other current payables	10,578,725
Other current liabilities	1,460,285
Total current liabilities	12,098,628
Non-current lease liabilities	59,862
Deferred taxes liabilities	1,180,741
Total non-current liabilities	1,240,603
Total Liabilities	13,339,231
Net identifiable assets acquired	17,473,339
Non-controlling interests	8,559,035
Investment value	8,914,304
Consideration transferred	(18,860,580)
Cash flow obtained by business combination	17,112,779
Other reserves	(7,166,503)
Total provisional fair value